       As filed with the Securities and Exchange Commission on July 10, 2008



                                                             File Nos. 333-96775


                                                                      811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []


                        Post-Effective Amendment No. 15



                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                               Amendment No. 151



                                                                             [x]
                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)


                   First MetLife Investors Insurance Company

                              (Name of Depositor)


                    200 Park Avenue New York, New York 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752



                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                                 Vice President

                   First MetLife Investors Insurance Company

                             c/o Richard C. Pearson

                            5 Park Plaza, Suite 1900

                            Irvine, California 92614

                                 (949) 223-5680


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                         1275 Pennsylvania Avenue, N.W.

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.




[x]    on July 14, 2008 pursuant to paragraph (b) of Rule 485.




[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

     This registration statement incorporates herein by reference the prospectus (the "Prospectus") dated April 28, 2008 for the Class A contracts, included in Post- Effective Amendment No. 14/Amendment No. 134 to the registration statement on Form N-4 (File Nos. 333-96775/811-08306) filed on April 18, 2008 pursuant to paragraph (b) of Rule 485.

This registration statement also incorporates herein by reference the statement of additional information (the "SAI") dated April 28, 2008 for the Class A contracts, filed on May 1, 2008 pursuant to Rule 497 (c).

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED JULY 14, 2008
                                      TO
               PROSPECTUS DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated April 28, 2008 (as supplemented) for the Class A variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. In the prospectus, the "Index of Special Terms" on page 4 will help you locate where a term is defined in the prospectus.

1. FEE TABLES AND EXAMPLES

In the "FEE TABLES AND EXAMPLES" section of the prospectus, in the "Additional Optional Rider Charges" table, insert the following below the "Guaranteed Withdrawal Benefit (Lifetime Withdrawal Guarantee) Rider Charge" section on page 7:

  LIFETIME INCOME SOLUTION PLUS (LIS PLUS) RIDER CHARGE

  LIS Plus Prior to Optional Step-Up        0.75% of the Income Base (Note 2)

  LIS Plus Upon Optional Step-Up (maximum)  1.50% of the Income Base (Note 2)

Note 2. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefit" for a definition of the term Income Base.

2. EXAMPLES

In the "EXAMPLES" section on page 11, replace Chart 1 with the following:

    CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the LIS Plus rider (assuming the maximum 1.50% charge applies in all contract years), regardless of whether or not you surrender or annuitize the Contract, which is the most expensive way to purchase the contract.

                                 TIME PERIODS
                                 ------------
                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                    ------    -------    -------    --------

                   (a) $963  (a) $1,745 (a) $2,535 (a) $4,549

                   (b) $874  (b) $1,480 (b) $2,098 (b) $3,697

3. PURCHASE

In the "PURCHASE" section, under the "Allocation of Purchase Payments" heading on page 13, insert the following before the fourth paragraph:

    If you choose the Lifetime Income Solution Plus rider, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."

                                                                   SUPP-NY0708A

Add the following on page 14 immediately after the "Allocation of Purchase Payments" section:

    INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS

    ALLOCATION. If you elect the LIS Plus rider, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:

    (A) You must allocate:

      . 100% of your purchase payments or account value among the MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio, Met/Franklin Templeton Founding Strategy Portfolio and/or the BlackRock Money Market Portfolio (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios).

    OR

    (B) You must allocate:

      . AT LEAST 15% of purchase payments or account value to Platform 1 portfolios;

      . UP TO 85% of purchase payments or account value to Platform 2 portfolios;

      . UP TO 15% of purchase payments or account value to Platform 3 portfolios; and

      . UP TO 15% of purchase payments or account value to Platform 4 portfolios.

    (See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option B.)

    The investment options in each Platform are:

    Platform 1
    ----------

    BlackRock Bond Income Portfolio
    BlackRock Money Market Portfolio
    PIMCO Total Return Portfolio

    Platform 2
    ----------

    American Funds Global Growth Fund
    American Funds Growth Fund
    Davis Venture Value Portfolio
    Lord Abbett Bond Debenture Portfolio
    Lord Abbett Growth and Income Portfolio
    Met/Franklin Mutual Shares Portfolio
    Met/Franklin Templeton Founding Strategy Portfolio
    Met/Templeton Growth Portfolio
    MetLife Aggressive Strategy Portfolio
    MetLife Balanced Strategy Portfolio
    MetLife Defensive Strategy Portfolio
    MetLife Growth Strategy Portfolio
    MetLife Moderate Strategy Portfolio
    MFS(R) Research International Portfolio
    MFS(R) Total Return Portfolio
    MFS(R) Value Portfolio
    Oppenheimer Capital Appreciation Portfolio
    Oppenheimer Global Equity Portfolio
    Pioneer Fund Portfolio
    Pioneer Strategic Income Portfolio
    Van Kampen Comstock Portfolio

    Platform 3
    ----------

    Lazard Mid Cap Portfolio
    Lord Abbett Mid Cap Value Portfolio
    Van Kampen Mid Cap Growth Portfolio

    Platform 4
    ----------

    American Funds Global Small Capitalization Portfolio
    Clarion Global Real Estate Portfolio
    Dreman Small Cap Value Portfolio
    Franklin Templeton Small Cap Growth Portfolio
    MFS(R) Emerging Markets Equity Portfolio

    YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.

    We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new purchase payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.

    REBALANCING. If you choose to allocate according to (B) above, we will rebalance your account value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your account value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your account value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your account value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.

    The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.

    EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for purchase payments.

    CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

    TRANSFERS. Please note that any transfer request must result in an account value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.

4. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, under "Transfers - General" on page 18, replace the sixth bullet item with the following:

   . If you have elected to add the LIS Plus rider or Lifetime Withdrawal Guarantee rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the sections "Purchase - Allocation of Purchase Payments" and "Purchase - Investment Allocation Restrictions for Certain Riders."

5. EXPENSES

In the "EXPENSES" section on page 24, add the following before the "Guaranteed Withdrawal Benefit - Rider Charge" section:

    GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE

    We offer an optional Guaranteed Minimum Income Benefit ("GMIB") that you can select when you purchase the contract. The GMIB that is available under this contract is called the Lifetime Income Solution Plus ("LIS Plus").

    If you select the LIS Plus rider, we will assess a charge during the accumulation phase equal to 0.75% of the income base (see "Living Benefits
    - Guaranteed Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the LIS Plus rider, we may reset the rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Optional Step-Up.

    The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The LIS Plus rider charge is deducted from your account value pro rata from each investment portfolio and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.

6. LIVING BENEFITS

In the "LIVING BENEFITS" section on page 30, insert the following before the "Guaranteed Withdrawal Benefit" heading:

    GUARANTEED INCOME BENEFIT

    At the time you buy the contract, you may elect a guaranteed income benefit
    (GMIB) rider, called the Lifetime Income Solution Plus (LIS Plus), for an additional charge. This rider is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.

    You may not have this benefit and the Lifetime Withdrawal Guarantee rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.

    FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS

    INCOME BASE AND LIS PLUS ANNUITY PAYMENTS. Under the LIS Plus, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the LIS Plus rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative LIS Plus Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).

    THE LIS PLUS ANNUITY TABLE. The LIS Plus Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. For LIS Plus, the annuity rates for attained ages 85 to 90 are the same as those for attained age 84. THE ANNUITY RATES IN THE LIS PLUS ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

    If you exercise the LIS Plus rider, your annuity payments will be the greater of:

     . the annuity payment determined by applying the amount of the income base to the LIS Plus Annuity Table, or

     . the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

    If you choose not to receive annuity payments as guaranteed under the LIS Plus, you may elect any of the annuity options available under the contract.

    OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and LIS Plus annuity payments. If joint owners are named, the age of the older will be used to determine the income base and LIS Plus annuity payments.

    LIS PLUS, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The LIS Plus may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase and after an Optional Step-Up the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the LIS Plus. You should consult your tax adviser prior to electing the LIS Plus rider.

    Additionally, the LIS Plus is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The LIS Plus benefit may not be exercised until 10 years after purchase and after an Optional Step-Up, and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for 5 years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.

    (See Appendix E for examples of the LIS Plus.)

    DESCRIPTION OF LIS PLUS

    The LIS Plus rider is available only for owners up through age 78, and you can only elect the LIS Plus at the time you purchase the contract. THE LIS PLUS MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY ON OR FOLLOWING THE OWNER'S 90TH BIRTHDAY.

    INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

    (a)Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal. On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

    TheHighest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal.

    (b)Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to
       (i) less (ii), where:

        (i)is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary on or following the owner's 90th birthday and 0% thereafter; and

       (ii)is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:

           (1)The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal; or

           (2)If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

    THE ANNUAL INCREASE AMOUNT IS LIMITED TO A MAXIMUM OF 190% OF YOUR PURCHASE PAYMENTS OR, IF GREATER, 190% OF THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (SEE "OPTIONAL STEP-UP" BELOW).

    (See section (1) of Appendix E for examples of the calculation of the withdrawal adjustment.)

    In determining the LIS Plus annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the income base.

    OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. HOWEVER, AN OPTIONAL STEP-UP WILL INCREASE YOUR WAITING PERIOD FOR EXERCISING THE LIS PLUS BY RESTARTING THE 10-YEAR WAITING PERIOD, AND WE MAY RESET THE LIS PLUS RIDER CHARGE TO A RATE WE SHALL DETERMINE THAT DOES NOT EXCEED THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%), PROVIDED THAT THIS RATE WILL NOT EXCEED THE RATE CURRENTLY APPLICABLE TO THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.

    You may elect either: 1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or 2) Optional
    Step-Ups to occur under the Automatic Annual Step-Up. If you elect
    Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity
    Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the LIS Plus rider (and the rider charge) will continue, and you may choose to elect a one time
    Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

    We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.

    The Optional Step-Up will:

        (1)reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;

        (2)reset the LIS Plus waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and

        (3)we may reset the LIS Plus rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Optional Step-Up.

    On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.

    INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LIS Plus, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the LIS Plus, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
    (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.

    GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.

    By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving LIS Plus payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:

        (a)is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and

        (b)the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.

    The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, LIS Plus may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LIS Plus for this feature.

    The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue.

    EXERCISING THE LIS PLUS RIDER. If you exercise the LIS Plus, you must elect to receive annuity payments under one of the following fixed annuity options:

    (1)Life annuity with 5 years of annuity payments guaranteed.

    (2)Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).") THIS JOINT AND LAST SURVIVOR ANNUITY OPTION IS ONLY AVAILABLE IF THE OLDEST ANNUITANT'S ATTAINED AGE IS 55 OR OLDER.

    These options are described in the contract and the LIS Plus rider.

    The LIS Plus Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. As with other payout types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. For LIS Plus, the annuity rates for attained ages 85 to 90 are the same as those for attained age 84. THE ANNUITY RATES IN THE LIS PLUS ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

    If you exercise the LIS Plus, your annuity payments will be the greater of:

     . the annuity payment determined by applying the amount of the income base to the LIS Plus Annuity Table, or

     . the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

    If the amount of the guaranteed minimum lifetime income that the LIS Plus produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.

    If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

    If you choose not to receive annuity payments as guaranteed under the LIS Plus, you may elect any of the annuity options available under the contract.

    TERMINATING THE LIS PLUS RIDER. Except as otherwise provided in the LIS Plus rider, the LIS Plus will terminate upon the earliest of:

        a) The 30th day following the contract anniversary on or following your 90th birthday;

        b) The date you make a complete withdrawal of your account value (if there is any income base remaining, you will receive payments based on the remaining income base);

        c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the LIS Plus;

        d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;

        e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, unless we agree otherwise;

        f) The effective date of the Guaranteed Principal Option; or


        g) The date you assign your contract, subject to our administrative procedures.

    When the LIS Plus rider terminates, the corresponding LIS Plus rider charge terminates.

Insert the following at the beginning of the "Guaranteed Withdrawal Benefit" section on page 31:

    We currently only offer the LIS Plus living benefit rider. The Lifetime Withdrawal Guarantee was available with contracts issued before July 14, 2008.


7. APPENDIX E

Add the following as APPENDIX E:

    LIFETIME INCOME SOLUTION PLUS EXAMPLES

    The purpose of these examples is to illustrate the operation of the Lifetime Income Solution Plus. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES.

    (1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

    Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
    ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------

    Assume the initial purchase payment is $100,000 and the LIS Plus is selected. Assume that during the first contract year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).

    Proportionate adjustment when withdrawal is greater than 6% of the Annual
    -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------

    Assume the initial purchase payment is $100,000 and the LIS Plus is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).

    (2) THE 6% ANNUAL INCREASE AMOUNT

    Example
    -------

    Assume the owner of the contract is a male, age 55 at issue, and he elects the LIS Plus rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 6% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 6% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the owner's 90th birthday, subject to the 190% maximum increase limitation on the Annual Increase Amount). At the tenth contract anniversary, when the owner is age 65, the 6% Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
    be based
    --------

    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 6%, until the contract anniversary on or immediately after the contract owner's 90th birthday, subject to the 190% maximum increase limitation on the Annual Increase Amount. Your purchase payments are also adjusted for any withdrawals made during this period. The line (your purchase payments accumulated at 6% a year adjusted for withdrawals and charges - "the 6% Annual Increase Amount") is the value upon which future income payments can be based.

                             [GRAPHIC APPEARS HERE]




    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 6% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 6% Annual Increase Amount will be applied to the annuity pay-out rates in the LIS Plus Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

                             [GRAPHIC APPEARS HERE]


    (3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

    Example
    -------

    Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the LIS Plus rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the LIS Plus rider.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
    be based
    --------

    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                             [GRAPHIC APPEARS HERE]



    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the LIS Plus Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS PAYMENT AND THE CHARGE FOR THE BENEFIT.

                             [GRAPHIC APPEARS HERE]


    (4) PUTTING IT ALL TOGETHER

    Example
    -------

    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the LIS Plus rider at the tenth contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Because the 6% Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the 6% Annual Increase Amount ($179,085) is used as the income base. The income base of $179,085 is applied to the LIS Plus Annuity Table.

    This yields annuity payments of $700 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $179,085 would yield monthly payments of $809; if the owner were age 75, the income base of $179,085 would yield monthly payments of $955.)

    Assume the owner chooses to exercise the LIS Plus rider at the 12th contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Assume the account value has declined due to poor market performance. The 6% Annual Increase Amount would be limited to the maximum of 190% of the total purchase payments, which equals $190,000. Because the 6% Annual Increase Amount ($190,000) is greater than the Highest Anniversary Value ($155,000), the 6% Annual Increase Amount ($190,000) is used as the income base. The income base of $190,000 is applied to the LIS Plus Annuity Table. This yields annuity payments of $785 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 72, the income base of $190,000 would yield monthly payments of $914; if the owner were age 77, the income base of $190,000 would yield monthly payments of $1,089.)

    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select.
    THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------

    Prior to annuitization, the two calculations (the 6% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the LIS Plus may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

                             [GRAPHIC APPEARS HERE]


    With the LIS Plus, the Income Base is applied to special, conservative LIS Plus annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the LIS Plus, you will have paid for the LIS Plus although it was never used.

                             [GRAPHIC APPEARS HERE]

    (5) THE GUARANTEED PRINCIPAL OPTION

    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

    The effects of exercising the Guaranteed Principal Option are:

     1) A Guaranteed Principal Adjustment of $100,000--$50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.

     2) The LIS Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.

     3) LIS Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.

                             [GRAPHIC APPEARS HERE]


    * Withdrawals reduce the original purchase payment (I.E., those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

    (6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP

    Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Step-Up will automatically occur.

    The effect of the Optional Step-Up is:

     (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;

     (2) The 10-year waiting period to annuitize the contract under the LIS Plus is reset to 10 years from the first contract anniversary;

     (3) The LIS Plus rider charge is reset to the fee we charge new contract owners for the same LIS Plus rider at that time; and

     (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

    The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Step-Up will automatically occur.

    The effect of the Optional Step-Up is:

     (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;

     (2) The 10-year waiting period to annuitize the contract under the LIS Plus is reset to 10 years from the second contract anniversary;

     (3) The LIS Plus rider charge is reset to the fee we charge new contract owners for the same LIS Plus rider at that time; and

     (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

    Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

    The effect of each Optional Step-Up is:

     (1) The 6% Annual Increase Amount automatically resets to the higher account value;

     (2) The 10-year waiting period to annuitize the contract under the LIS Plus is reset to 10 years from the date of the Optional Step-Up;

     (3) The LIS Plus rider charge is reset to the fee we charge new contract owners for the same LIS Plus rider at that time; and

     (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

    After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.

    The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday, subject to the 190% maximum increase limitation on the Annual Increase Amount. Also, please note:

     (1) The 10-year waiting period to annuitize the contract under the LIS Plus remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);

     (2) The LIS Plus rider charge remains at its current level; and

     (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

                              [GRAPHIC APPEARS HERE]



       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             5 Park Plaza, Suite 1900     Telephone: 800-709-2811
             Irvine, CA 92614

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities of December 31, 2007.

3.   Statement of Operations for the year ended December 31, 2007.

4.   Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006.

5.   Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2007 and 2006.

3.   Statements of Income for the years ended December 31, 2007, 2006 and 2005.

4.   Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.

5.   Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

6.   Notes to Financial Statements.



The following consolidated financial statements of General American Life Insurance Company (the "Guarantor") are included in Part B hereof:


1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2007 and 2006.

3.   Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and
     2005.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

6.   Notes to Consolidated Financial Statements.




b.            Exhibits
              ----------

1.            Resolution of Board of Directors of the Company authorizing the establishment of the Variable
              Account.(1)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement. (effective January 1, 2001)(7)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002)(7)

     (iii)    Form of Retail Sales Agreement (MLIDC 11-01-05 (LTC)) (14)

     (iv)     Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (17)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract.(2)

     (ii)     Fixed Account Rider.(2)

     (iii)    Enhanced Dollar Cost Averaging Rider.(2)

     (iv)     Three Month Market Entry Rider.(2)

     (v)      Death Benefit Rider-(Annual Step-Up).(2)

     (vi)     Individual Retirement Annuity Endorsement.(2)

     (vii)    Roth Individual Retirement Annuity Endorsement.(2)

     (viii)   401 Plan Endorsement.(2)

     (ix)     Tax Sheltered Annuity Endorsement.(2)


     (x)        Unisex Annuity Rates Rider.(2)

     (xi)       Simple Individual Retirement Annuity Endorsement.(2)

     (xii)      Individual Retirement Annuity Endorsement 6023.1 (9/02)(7)

     (xiii)     Tax Sheltered Annuity Endorsement 6026.1 (9/02)(7)

     (xiv)      Roth Individual Retirement Annuity Endorsement 6024.1 (9/02)(7)

     (xv)       401 (a)/403 (a) Plan Endorsement 6025.1 (9/02)(7)

     (xvi)      Simple Individual Retirement Annuity Endorsement 6276 (9/02)(7)

     (xvii)     Endorsement (Name change effective February 5, 2001. First MetLife Investors Insurance Company;
                formerly First Cova Life Insurance Company)(4)

     (xviii)    Guaranteed Withdrawal Benefit Rider FMLI-690-2 (11/05) (8)

     (xix)      Form of Contract Schedule 4507-3 (11/05) (10)

     (xx)       Designated Beneficiary Non-Qualified Endorsement FMLI-NQ-1 (11/05)-I (10)

     (xxi)      Form of Lifetime Guaranteed Withdrawal Benefit Rider (12)

     (xxii)     Form of Guaranteed Minimum Income Benefit Rider (12)

     (xxiii)    Form of Contract Schedule (enhanced GMIB Plus) (12)

     (xxiv)     Death Benefit Rider - (Principal Protection) 6015 (02/02).(17)


     (xxv)      Form of Contract Schedule 6028 (7/08) (24)

     (xxvi)     Form of Contract Schedule MLIU-ELGWB (4/08) (24)

     (xxvii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-4 (7/08) (24)

     (xxviii)   Form of Guaranteed Minimum Income Benefit - Living Benefit Rider FMLI-560-4 (7/08) (24)


5.   (i)        Variable Annuity Application.(3)

     (ii)       Variable Annuity Application (Class A) 4509 (5/04) (APPVA-504NY)(6)

     (iii)      Variable Annuity Application (Class A) 4411 (4/05) (APPVA-505ANY) (9)

     (iv)       Form of Variable Annuity Application (Class A) 4411 (5/04) (APPVAANY 506) (15)


     (v)        Form of Variable Annuity Application (24)


6.   (i)        Copy of Articles of Incorporation of the Company.(1)

     (ii)       Copy of Amended and Restated Bylaws of the Company.(3)

7.   (i)        Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life
                Insurance Company.(5)


     (ii)       Reinsurance Agreement and Administrative Services Agreement between First MetLife Investors
                Insurance Company and Metropolitan Life Insurance Company. (23)


8.   (i)(a.)    Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin
                Templeton Distributors, Inc. and First Cova Financial Life Insurance Company (September 1, 2000)(3)


        (b.)    Amendment No. 4 to Participant Agreement Among Franklin Templeton Variable Insurance Products Trust,
                Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors
                Distribution Company (effective 04-30-07) (22)


     (ii)       Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                Investors Distribution Company and First MetLife Investors Insurance Company (February 12, 2001)(3)

     (iii)      Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and First Cova
                Life Insurance Company (June 15, 2000) and Amendment dated May 1, 2001 to Participation
                Agreement (3)

     (iv)       Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
                and First MetLife Investors Insurance Company (February 1, 2001)(7)

     (v)        Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                Life Insurance Company and First MetLife Investors Insurance Company (effective July 1, 2004)(11)

     (vi)       Net Worth Agreement (13)

     (vii)      Guarantee Agreement (General American Life Insurance Company) (June 1, 1995)(16)

     (viii)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
                Securities, Inc. and First MetLife Investors Insurance Company (effective April 30, 2007)(17)

     (ix)(a.)   Fund Participation Agreement Among First MetLife Investors Insurance Company, American Funds
                Insurance Series and Capital Research and Management Company (effective 04-29-03)(18)

     (b.)       First Amendment to the Fund Participation Agreement Among First MetLife Investors Insurance
                Company, American Funds Insurance Series and Capital Research and Management Company dated
                November 1, 2005 (effective 01-01-2007)(19)

9.   (i)        Opinion and Consent of Counsel (20)

     (ii)       Opinion of Counsel (General American Life Insurance Company)(16)


10.              Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor,
                 Registrant and the Guarantor (filed herewith)

11.              Not Applicable.

12.              Not Applicable.


13.       (i)    Powers of Attorney for Norse N. Blazzard, Jay S. Kaduson, Michael K. Farrell, Elizabeth M. Forget,
                 George Foulke, Paul A. Sylvester, Richard A. Hemmings, Richard C. Pearson, Thomas A. Price, Jeffrey A.
                 Tupper, Robert L. Davidow, Lisa S. Kuklinski, and Charles V. Curcio.(filed herewith)


          (ii)   Powers of Attorney (General American Life Insurance Company) for Lisa M. Weber, Michael K. Farrell,
                 William J. Mullaney, James L. Lipscomb, Stanley J. Talbi, Michael J. Vietri, Charles V. Curcio, William J.
                 Wheeler, Anthony J. Williamson, and Joseph J. Prochaska, Jr. (20)


          (iii)  Power of Attorney (General American Life Insurance Company) for James J. Reilly. (21)


      (1)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File
                 Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

      (2)        incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96775 and 811-08306) as
                 electronically filed on July 19, 2002.

      (3)        incorporated herein by reference Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos.
                 333-96775 and 811-08306) as electronically filed on October 15, 2002.

      (4)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File
                 Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

      (5)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                 Nos. 333-96775 and 811-08306) as electronically filed on April 30, 2003.

      (6)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                 Nos. 333-96775 and 811-08306) as electronically filed on April 29, 2004.

      (7)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

      (8)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.

      (9)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 on Form N-4 (File
                 Nos. 333-96775 and 811-08306) as electronically filed on July 14, 2005.

   (10)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.

   (11)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on October 7, 2005.

   (12)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
                 Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

   (13)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on April 21, 2006.

   (14)          incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                 Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
                 24, 2006.

   (15)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
                 Nos. 333-96775 and 811-08306) as electronically filed on April 21, 2006.

   (16)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                 Nos. 333-96795 and 811-08306) as electronically filed on July 27, 2006.

   (17)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                 Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.

   (18)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                 Nos. 333-125617 and 811-08306) as electronically filed on April 21, 2006.

   (19)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on April 18, 2007.

   (20)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                 Nos. 333-96775 and 811-08306) as electronically filed on April 18, 2007.


   (21)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                 Nos. 333-96775 and 811-08306) as electronically filed on July 12, 2007.

   (22)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
                 Nos. 333-96777 and 811-08306) as electronically filed on October 31, 2007.

   (23)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
                 Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2008.


   (24)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File
                 Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Norse N. Blazzard                       Director
1600 South Federal Highway
Suite 500, Federal Tower
Pompano Beach, FL 33062

Charles V. Curcio                       Vice President-Finance (principal financial officer and principal
501 Route 22                            accounting officer)
Bridgewater, NJ 08807

Jay S. Kaduson                          Vice President and Director
10 Park Avenue
Morristown, NJ 07962

Robert L. Davidow                       Director
367 Stanwich Road
Greenwich, CT 06830

Elizabeth M. Forget                     Executive Vice President and Director
260 Madison Avenue
New York, NY 10016

George Foulke                           Director
334 Madison Avenue
Convent Station, NJ 07961

Richard A. Hemmings                     Director
Fidelity Life Associates
1211 West 22nd Street
Oak Brook, IL 60523

Lisa S. Kuklinski                       Vice President and Director
260 Madison Avenue
New York, NY 10016

Thomas A. Price                         Director
66 Davison Lane East
West Islip, NY 11795

Paul A. Sylvester                       Director
10 Park Avenue
Morristown, NJ 07962

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Richard C. Pearson                      Vice President,
5 Park Plaza                            Associate General Counsel, Secretary and Director
Suite 1900
Irvine, CA 92614

Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey N. Altman                       Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------

Roberto Baron                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Betty Davis                             Vice President
1125 17th Street
Suite 800
Denver, CO 80202

Brian C. Kiel                           Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
300 Davidson Avenue
Somerset, NJ 08873

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Mark S. Reilly                          Vice President
185 Asylum Street
Hartford, CT 06103

Gene Lunman                             Vice President
185 Asylum Street
Hartford, CT 06103

Garth A. Bernard                        Vice President
501 Boylston Street
Boston, MA 02116

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg                    Vice President
185 Asylum Street
Hartford, CT 06103


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Jeffrey P. Halperin                     Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Eric T. Steigerwalt                     Treasurer

1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF MARCH 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of March
31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.


I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.


J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)


K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99913% is owned by MetLife International Holdings, Inc. and 0.00087% is owned by Natiloporterm Holdings, Inc.


      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.


      6. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      7. MetLife Insurance Company of Korea Limited (South Korea)- 16.49% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 83.51% is owned by Metlife International Holdings, Inc.


      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.


      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America, Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)


                        (o)   RGA Global Reinsurance Company, Ltd. (Bermuda)


      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      43.   MLIC Asset Holdings, LLC (DE)


V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)


Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut.


      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities, L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)


DD.   Safeguard Health Enterprises, Inc. (DE)

      1.   Safeguard Dental Services, Inc. (DE)

      2.   Safeguard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   Safeguard Health Plans, Inc. (FL)

      5.   Safeguard Health Plans, Inc. (NV)

      6.   Safeguard Health Plans, Inc. (TX)

EE.   MetLife Capital Trust X (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS




    As of April 30, 2008, there were 1 qualified contract owners and 9 non-qualified contract owners of Class A contracts.




ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article VII, Section VII.1) provide that:


    The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.


    The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.


    The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


    A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:


  (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or


  (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,


    (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

    (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

    Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.


    Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.


    If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.


    The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.


    No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):



    Met Investors Series Trust
    MetLife Investors USA Separate Account A
    MetLife Investors USA Variable Life Account A
    MetLife Investors Variable Annuity Account One
    MetLife Investors Variable Annuity Account Five
    MetLife Investors Variable Life Account One

       MetLife Investors Variable Life Account Five
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Fund U for Variable Annuities
       MetLife of CT Fund BD for Variable Annuities
       MetLife of CT Fund BD II for Variable Annuities
       MetLife of CT Fund BD III for Variable Annuities
       MetLife of CT Fund BD IV for Variable Annuities
       MetLife of CT Fund ABD for Variable Annuities
       MetLife of CT Fund ABD II for Variable Annuities
       MetLife of CT Separate Account PF for Variable Annuities
       MetLife of CT Separate Account PF II for Variable Annuities MetLife of CT Separate Account QP for Variable Annuities
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Separate Account TM for Variable Annuities
       MetLife of CT Separate Account TM II for Variable Annuities MetLife of CT Separate Account Five for Variable Annuities
       MetLife of CT Separate Account Six for Variable Annuities
       MetLife of CT Separate Account Seven for Variable Annuities MetLife of CT Separate Account Eight for Variable Annuities MetLife of CT Separate Account Nine for Variable Annuities
       MetLife of CT Separate Account Ten for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL II for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Variable Life Insurance Separate Account One
       MetLife of CT Variable Life Insurance Separate Account Two
       MetLife of CT Variable Life Insurance Separate Account Three MetLife of CT Separate Account Eleven for Variable Annuities MetLife of CT Separate Account Twelve for Variable Annuities MetLife of CT Separate Account Thirteen for Variable Annuities MetLife of CT Separate Account Fourteen for Variable Annuities MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002
       MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
       Metropolitan Life Variable Annuity Separate Account I
       Metropolitan Life Variable Annuity Separate Account II Metropolitan Life Separate Account E
       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B
       Paragon Separate Account C
       Paragon Separate Account D
       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------

William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Leslie Sutherland                       Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Edward C. Wilson                        Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Myrna F. Solomon                        Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                     Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
260 Madison Avenue
New York, NY 10016

Charles M. Deuth                        Vice President, National Accounts

1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $32,189,140         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.

ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.



    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS


    First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of New York and State of New York on this 10th day of July, 2008.

                            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)

                            By: FIRST METLIFE INVESTORS INSURANCE COMPANY


                            By: /s/ Richard C. Pearson
                                ------------------------------------------------
                                Richard C. Pearson
                                Vice President and Associate General Counsel


                            FIRST METLIFE INVESTORS INSURANCE COMPANY
                            (Depositor)


                            By: /s/ Richard C. Pearson
                                ------------------------------------------------
                                Richard C. Pearson
                                Vice President and Associate General Counsel

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on July 10, 2008.


/s/ Michael K. Farrell*                 Chairman of the Board, President and
-------------------------------------   Chief Executive Officer
Michael K. Farrell


/s/ Charles V. Curcio*                  Vice President - Finance (principal
-------------------------------------   financial officer and principal
Charles V. Curcio                       accounting officer)


/s/ Norse N. Blazzard*                  Director
-------------------------------------
Norse N. Blazzard


/s/ Robert L. Davidow*                  Director
-------------------------------------
Robert L. Davidow


/s/ Elizabeth M. Forget*                Director and Executive Vice President
-------------------------------------
Elizabeth M. Forget


/s/ George Foulke*                      Director
-------------------------------------
George Foulke


/s/ Richard A. Hemmings*                Director
-------------------------------------
Richard A. Hemmings


/s/ Jay S. Kaduson*                     Director and Vice President
-------------------------------------
Jay S. Kaduson


/s/ Lisa S. Kuklinski*                  Director and Vice President
-------------------------------------
Lisa S. Kuklinski


/s/ Richard C. Pearson*                 Director, Vice President, Associate
-------------------------------------   General Counsel and Secretary
Richard C. Pearson


/s/ Thomas A. Price*                    Director
-------------------------------------
Thomas A. Price


/s/ Paul A. Sylvester*                  Director
-------------------------------------
Paul A. Sylvester


/s/ Jeffrey A. Tupper*                  Director and Assistant Vice President
-------------------------------------
Jeffrey A. Tupper


                                        *By: /s/ Michele H. Abate
                                             -----------------------------------
                                             Michele H. Abate, Attorney-In-Fact
                                             July 10, 2008

* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933, the Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of St. Louis and State of Missouri on this 10th day of July, 2008.

                                GENERAL AMERICAN LIFE INSURANCE COMPANY
                                (Guarantor)


                                By: /s/ William C. Lane
                                    --------------------------------------------
                                    William C. Lane
                                    Vice President and Associate General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on July 10, 2008.


/s/ Lisa M. Weber*              Chairman of the Board, Chief Executive Officer,
-----------------------------   President and Director
Lisa M. Weber


/s/ Michael K. Farrell*         Director
-----------------------------
Michael K. Farrell


/s/ William J. Mullaney*        Director
-----------------------------
William J. Mullaney


/s/ James L. Lipscomb*          Director
-----------------------------
James L. Lipscomb


/s/ Joseph J. Prochaska, Jr.*   Executive Vice President and Chief Accounting
-----------------------------   Officer
Joseph J. Prochaska, Jr.


/s/ Stanley J. Talbi*           Director
-----------------------------
Stanley J. Talbi


                                Director
-----------------------------
Ruth A. Fattori


/s/ Michael J. Vietri*          Director
-----------------------------
Michael J. Vietri


/s/ William J. Wheeler*
-----------------------------
William J. Wheeler              Director


/s/ James J. Reilly*            Vice President (principal financial officer)
-----------------------------
James J. Reilly


                                Director, Senior Vice President and Treasurer
-----------------------------
Eric T. Steigerwalt


                                *By: /s/ Michele H. Abate
                                     -------------------------------------------
                                     Michele H. Abate, Attorney-In-Fact
                                     July 10, 2008

*General American Life Insurance Company. Executed by Michele H. Abate, Esquire, on behalf of those indicated pursuant to powers of attorney incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-96775/811-08306) filed as exhibit 13(ii) on April 18, 2007, except for the Power of Attorney for James J. Reilly, which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-96775/811-08306) filed as Exhibit 13(iii) on July 12, 2007.

                                Index To Exhibits

10.  Consent of the Independent Registered Public Accounting Firm

13.(i)   First MetLife Investors Insurance Company Powers of Attorney